Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Aug. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Cash in bank	1,158,044	29,626	4,586
Restricted cash in bank <i>	187,241	355,017	54,953
	1,345,285	384,643	59,539